Debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of debt [Abstract]
Long-term debt [Text block]
Philips Group
Long-term debt
in millions of EUR unless otherwise stated
2016 - 2017
	(range of) interest rates	average rate of interest	average remaining term (in years)	amount outstanding in 2017	amount due in 1 year	amount due after 1 year	amount due after 5 years	amount outstanding in 2016
USD bonds	3.8 - 7.8%	5.4%	13.3	2,137		2,137	1,305	3,608
EUR bonds	0.0 - 0.5%	0.3%	3.7	997		997	496
Bank borrowings	0.2 - 11.0%	1.3%	2.1	190	52	138		1,470
Other long-term debt	0.0 - 2.6%	0.9%	1.1	20	19	1	-	39
Institutional financing				3,344	71	3,273	1,801	5,117
Finance leases	0 - 16.1%	3.4%	4.8	281	87	195	24	279
Forward contracts			1.2	970	394	576
Long-term debt		2.8%	7.6	4,595	552	4,044	1,825	5,396
Corresponding data of previous year		4.1%	7.8	5,396	1,375	4,021	2,454	4,245

Long-term debts due in the next five years [Text block]	Philips Group Long-term debt due in the next five years in millions of EUR 2016 - 2017
2018	552
2019	1,190
2020	103
2021	80
2022	846
Long-term debt	2,770
Corresponding amount of previous year	2,942

Unsecured Bonds [Text block]
Philips Group
Unsecured Bonds
in millions of EUR unless otherwise stated
2016 - 2017
	effective rate	2016	2017
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%		500
Due 9/06/2019; 3M Euribor +20bps			500
Unsecured USD Bonds
Due 5/15/25; 7 3/4%	7.429%	60	53
Due 6/01/26; 7 1/5%	6.885%	130	114
Due 5/15/25; 7 1/8%	6.794%	80	70
Due 3/11/18; 5 3/4% [1] )		1,187
Due 3/11/38; 6 7/8%	7.210%	758	668
Due 3/15/22; 3 3/4%	3.906%	949	837
Due 3/15/42; 5%	5.273%	475	418
Adjustments [2] )		(31)	(26)
Unsecured Bonds		3,608	3,134
1)In January 2017, Royal Philips has early redeemed the bond due in 2018 in the aggregate principal amount of USD 1,250 million.
2)Adjustments relate to both EUR and USD bonds and concern bond discounts and premium, transactions costs and fair value adjustments for interest rate derivatives.

Finance lease liabilities [Text block]
Philips Group
Finance lease liabilities
in millions of EUR
2016 - 2017
	2016			2017
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	93	8	85	93	6	87
Between one and five years	181	15	166	184	14	170
More than five years	33	5	28	29	4	24
Finance lease	307	28	279	306	24	281

Short-term debt [Text block]
Philips Group
Short-term debt
in millions of EUR
2016 - 2017
	2016	2017
Short-term bank borrowings	207	71
Forward contracts		49
Other short-term loans	3
Current portion of long-term debt	1,375	552
Short-term debt	1,585	672